Income Taxes - Change in Deferred Income Tax Balances (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning of year	CAD 11,180.0	CAD 9,919.0
Recognized in deferred income tax expense	249.0	(512.0)
Recognized in other comprehensive income	19.0	(5.0)
Recognized in equity		(26.0)
Acquisition		2,054.0
Foreign exchange, disposition and other	(15.0)	(179.0)
Reclassified to assets held for sale (note 36 and 37)		(71.0)
End of year	CAD 11,433.0	CAD 11,180.0